Business Segment Information - Additional Information (Detail) - Segment	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Segment Reporting Information [Line Items]
Number of operating business segments	1
Sales Revenue, Net [Member] | Group Purchasing Organization [Member]
Segment Reporting Information [Line Items]
Concentration risk		12.00%	12.00%	12.00%